Variable Interest Entities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Variable Interest Entities [Abstract]
Variable Interest Entities
NOTE 13. Variable Interest Entities

Consolidated Variable Interest Entities
agilon health, inc.’s consolidated assets and liabilities as of June 30, 2021 and December 31, 2020 include certain assets of VIEs that can only be used to settle the liabilities of the related VIE. The VIE creditors do not have recourse to agilon health, inc.
agilon health, inc.’s consolidated assets and liabilities include VIE assets and liabilities as follows (in thousands):

	June 30, 2021	December 31, 2020
Assets (1)
Cash and cash equivalents	$93,835	$93,053
Restricted cash equivalents	14,202	25,032
Receivables, net	319,178	136,636
Prepaid expenses and other current assets, net	2,106	5,986
Property and equipment, net	735	797
Intangible assets, net	8,469	8,208
Other assets, net	17,382	13,343
Assets held for sale and discontinued operations, net	—	4,825
Liabilities (1)
Medical claims and related payables	244,014	97,146
Accounts payable and accrued expenses	74,941	62,294
Other liabilities	11,635	10,926
Liabilities held for sale and discontinued operations	—	3,682
(1)
Assets and liabilities of VIEs presented above include the assets and liabilities of the Company’s Independent Practice Associations in California, which are consolidated VIEs and whose operations are reflected in the condensed consolidated financial statements as discontinued operations.

Risk-bearing Entities.
 At June 30, 2021, the Company operates 17
 wholly-owned risk-bearing entities (“RBEs”) for the purpose of entering into risk-bearing contracts with payors. Each RBE’s equity at risk is considered insufficient to finance its activities without additional support, and, therefore, each RBE is considered a VIE. The Company consolidates the RBEs as it has determined that it is the primary beneficiary because it has: (i)
the ability to control the activities that most significantly impact the RBEs’ economic performance; and (ii) the obligation to absorb losses or right to receive benefits that could potentially be significant to the RBEs. Specifically, the Company has the unilateral ability and authority, through the RBE governance and management

a
greements, to make significant decisions about strategic and operating activities of the RBEs, including negotiating and entering into risk-bearing contracts with payors and approving the RBEs’ annual operating budgets. The Company also has the obligation to fund losses of the RBEs and the right to receive a significant percentage of any financial surplus generated by the RBEs. The assets of the RBEs primarily consist of cash and cash equivalents, receivables, net, intangible assets, net, and other assets, net; its obligations primarily consist of medical claims and related payables as well as operating expenses of the RBEs (accounts payable and accrued expenses), including incentive obligations to the Company’s physician partners. On February 18, 2021, the Company executed the 2021 Credit Facilities, which are guaranteed by certain of the Company’s VIEs. Assets generated by the RBEs (primarily from medical services revenues) may be used, in certain limited circumstances, to settle the Company’s contractual debt obligations.
U
nconsolidated Variable Interest Entities
A
s of June 30, 2021, the Company

had
seven equity method investments that were deemed to be VIEs. The Company has determined that it is not the primary beneficiary of and therefore does not consolidate the VIEs because it does not have the ability to control the activities that most significantly impact their economic performance. As of June 30, 2021 and December 31, 2020, the carrying amounts of the investments of the VIEs were $12.0 million and $8.5 million, respectively. The Company’s maximum loss exposure as a result of the Company’s involvement with the VIEs cannot be quantified. See Note 4.

NOTE 17. Variable Interest Entities

Consolidated Variable Interest Entities
agilon health,
inc.’s
consolidated assets and liabilities as of December 31, 2020 and 2019 include certain assets of VIEs that can only be used to settle the liabilities of the related VIE. The VIE creditors do not have recourse to agilon health, inc.
agilon health,

inc.’s

consolidated assets and liabilities include VIE assets and liabilities as follows (in thousands):

	December 31,
	2020	2019
Assets (1)
Cash and cash equivalents	$93,053	$23,441
Restricted cash equivalents	25,032	15,519
Receivables, net	136,636	76,442
Prepaid expenses and other current assets, net	5,986	1,708
Property and equipment, net	797	687
Intangible assets, net	8,208	18,388
Other assets, net	13,343	15,188
Assets held for sale and discontinued operations, net	4,825	8,672

Liabilities (1)
Medical claims and related payables	97,146	58,221
Accounts payable and accrued expenses	62,294	36,362
Other liabilities	10,926	13,813
Liabilities held for sale and discontinued operations	3,682	8,219

(1)
Assets and liabilities of VIEs presented above include the assets and liabilities of the Company’s independent practice associations in California, which are consolidated VIEs and whose operations are reflected in the consolidated financial statements as discontinued operations.

Risk-Bearing Entities
The Company operates 11 wholly-owned risk-bearing entities (“RBEs”) for the purpose of entering into risk-bearing contracts with payors. Each RBE’s equity at risk is considered insufficient to finance its activities without additional support, and, therefore, each RBE is considered a VIE. The Company consolidates the RBEs as it has determined that it is the primary beneficiary because it has: (i) the ability to control the activities that most significantly impact the VIEs’ economic performance; and (ii) the obligation to absorb losses or right to receive benefits that could potentially be significant to the RBEs. Specifically, the Company has the unilateral ability and authority, through the RBE governance and management agreements, to make significant decisions about strategic and operating activities of the RBEs, including negotiating and entering into risk-bearing contracts with payors and approving the RBEs’ annual operating budget. The Company also has the obligation to fund losses of the RBEs and the right to receive a significant percentage of any financial surplus generated by the RBEs. The assets of the RBEs primarily consist of cash and cash equivalents, receivables, net, intangibles, net, and other assets; its obligations primarily consist of medical claims and related payables as well as operating expenses of the RBEs (accounts payable and accrued expenses), including incentive obligations to the Company’s physician partners. Assets generated by the RBEs (primarily from medical services revenues) may only be used to settle their contractual obligations (primarily from medical expenses).
Subsequent Events
On February 18, 2021, the Company executed the 2021 Credit Facilities, which are guaranteed by certain of the Company’s subsidiaries, including those identified as VIEs (see Note 10).
Unconsolidated Variable Interest Entities
As of December 31, 2020 and 2019, the Company had two equity method investments which were deemed to be VIEs. The Company has determined that it is not the primary beneficiary of and therefore does not consolidate the VIEs because it does not have the abi
lity
to control the
activitie
s that most significantly impact their economic performance. As of December 31, 2020 and 2019, the carrying amount of the investments of the VIEs was $
8.5
 million and $
6.2
 million, which approximates the maximum loss exposure as a result of the Company’s involvement with the VIEs.